SHAREHOLDERS' EQUITY (Schedule of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative from Continued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation expense	$ 15	$ 60	$ 98